Contingent liabilities (Details) Tsh in Thousands	1 Months Ended		12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 TZS (Tsh)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TZS (Tsh)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TZS (Tsh)
Disclosure of contingent liabilities [line items]
Other current provisions					$ 3,438,235		$ 3,434,062
Interest payable					1,080,000.00
Tax contingent liability
Disclosure of contingent liabilities [line items]
Alleged unpaid taxes	$ 758,966	Tsh 1,890,000
Interest	47,169	115,800
Penalty	$ 5,860,000	Tsh 14,390,000
Kabanga Nickel Company Ltd
Disclosure of contingent liabilities [line items]
Other current provisions							$ 3,430,000	Tsh 8,430,000
Amount of tax in dispute			$ 171,894	Tsh 421,810
Kabanga Nickel Company Ltd | Revision of Interest
Disclosure of contingent liabilities [line items]
Interest payable					$ 5,030,000.00	Tsh 12,360,000